Cash And Cash Equivalents	12 Months Ended
Dec. 31, 2012
Cash and Cash Equivalents [Abstract]
CASH AND CASH EQUIVALENTS
NOTE 5: CASH AND CASH EQUIVALENTS
Cash and cash equivalents consist of the following:

	December 31, 2012	December 31, 2011
Cash on hand and at banks	$6,348	$8,333
Short-term deposits	36,498	32,967

Total cash and cash equivalents	$42,846	$41,300

Restricted cash consists of cash totaling $10,075 and $29,491 as of December 31, 2012 and 2011, respectively, restricted to pay future installments for vessel deposits in accordance with Navios Acquisition's new build program. Also in restricted cash is an amount of $11,088 for 2012 and $2,723 for 2011 held in retention account in order to service debt, interest payments and pledged accounts, as required by certain of Navios Acquisition's credit facilities.
Cash deposits and cash equivalents in excess of amounts covered by government-provided insurance are exposed to loss in the event of non-performance by financial institutions. The Company does maintain cash deposits and equivalents in excess of government-provided insurance limits. The Company also minimizes exposure to credit risk by dealing with a diversified group of major financial institutions.